19. TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Payables
Schedule of trade and other payables

As at December 31,	2017	2016
Trade payables	$2,659	$2,502
Other payables and accrued liabilities (a)	35,260	41,605
Trade and other payables	$37,919	$44,107

(a)	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.